Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Maturity Lease Obligations

The maturity of the Company’s lease obligations is presented below:

	Operating	Operating
	Lease	Lease
Twelve Months Ending December 31,	Amount	Amount
	RMB	USD
2025	848,214	117,997
2026	466,843	64,944
2027	243,281	33,844
2028	-	-
2029	-	-
Total lease payments	1,558,338	216,785
Less: Interest	58,167	8,092
Present value of lease liabilities	1,500,171	208,693